Right of Use Asset (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	June 30, 2025		December 31, 2024
	USD	AED	AED
Asset capitalized
Balance at the beginning of the year	1,147,725	4,214,447	4,030,844
Capitalized during the period	-	-	183,603
	1,147,725	4,214,447	4,214,447
Depreciation
As at the beginning of the year	781,886	2,871,086	1,889,647
Charge for the period	130,968	480,915	981,439
	912,854	3,352,001	2,871,086
Net book value	234,871	862,446	1,343,361

	December 31, 2024		December 31, 2023
	USD	AED	AED
Asset capitalized
Balance at the beginning of the year	1,097,724	4,030,844	3,871,968
Capitalized during the period	50,001	183,603	158,876
	1,147,725	4,214,447	4,030,844
Depreciation
As at the beginning of the year	514,610	1,889,647	1,044,583
Charge for the period	267,276	981,439	845,064
	781,886	2,871,086	1,889,647
Net book value	365,839	1,343,361	2,141,197

Schedule of Statement of Comprehensive Income

The following are the amounts recognized in the statement of comprehensive income.

	June 30, 2025		December 31, 2024
	USD	AED	AED
Depreciation of the right of use assets	130,968	480,915	981,439
Interest expenses on leased assets	3,984	14,631	46,480
Total amount recognized in the statement of comprehensive income	134,952	495,546	1,027,919

The following are the amounts recognized in the statement of comprehensive income.

	December 31, 2024		December 31, 2023
	USD	AED	AED
Depreciation of the right of use assets	267,276	981,439	845,064
Interest expenses on leased assets	12,658	46,480	62,969
Total amount recognized in the statement of comprehensive income	279,934	1,027,919	908,033